Baird SmallCap Value Fund
Schedule of Investments, March 31, 2021 (Unaudited)
			% of
	Shares	Value	Net Assets
Common Stocks

Air Freight & Logistics
Air Transport Services Group, Inc. (1)	25,812	$755,259	2.2%
Automobiles
Thor Industries, Inc.	4,846	652,950	1.9%
Banks
Peoples Bancorp, Inc.	10,325	342,480	1.0%
Preferred Bank	13,899	885,089	2.6%
		1,227,569	3.6%
Chemicals
Avient Corp.	15,223	719,591	2.1%
Element Solutions, Inc.	18,267	334,104	1.0%
		1,053,695	3.1%
Commercial Services & Supplies
ACCO Brands Corp.	79,026	666,979	2.0%
Communications Equipment
Ciena Corp. (1)	12,509	684,493	2.0%
F5 Networks, Inc. (1)	2,647	552,217	1.6%
		1,236,710	3.6%
Diversified Consumer Services
OneSpaWorld Holdings Ltd. (1)(2)	16,416	174,830	0.5%
Electrical Equipment
nVent Electric PLC	27,173	758,398	2.2%
Electronic Equipment, Instruments & Components
Knowles Corp. (1)	15,620	326,770	1.0%
Energy Equipment & Services
Select Energy Services, Inc. (1)	50,698	252,476	0.7%
Solaris Oilfield Infrastructure, Inc. - Class A	33,093	406,051	1.2%
		658,527	1.9%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	9,266	623,694	1.8%
CyrusOne, Inc.	10,590	717,155	2.1%
EastGroup Properties, Inc.	3,045	436,288	1.3%
Gaming and Leisure Properties, Inc.	13,105	556,045	1.6%
QTS Realty Trust, Inc.	7,678	476,343	1.4%
RLJ Lodging Trust	47,654	737,684	2.2%
		3,547,209	10.4%
Food Products
Nomad Foods Ltd. (1)(2)	25,283	694,271	2.0%
Simply Good Foods Co. (1)	20,915	636,235	1.9%
		1,330,506	3.9%
Household Durables
Helen of Troy Ltd. (1)	1,853	390,353	1.2%
Independent Power and Renewable Electricity Producers
Atlantica Yield PLC (2)	40,984	1,501,244	4.4%
Insurance
Everest Re Group Ltd.	1,721	426,481	1.3%
First American Financial Corp.	10,193	577,434	1.7%
Old Republic International Corp.	40,506	884,651	2.6%
		1,888,566	5.6%
IT Services
Euronet Worldwide, Inc. (1)	2,121	293,334	0.9%
Verra Mobility Corp. (1)	40,903	553,622	1.6%
		846,956	2.5%
Life Sciences Tools & Services
Syneos Health, Inc. (1)	2,998	227,398	0.7%
Machinery
Shyft Group, Inc.	19,856	738,643	2.2%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc.	17,341	537,571	1.6%
Multi-Utilities
Algonquin Power & Utilities Corp. (2)	53,610	849,182	2.5%
Oil, Gas & Consumable Fuels
Cabot Oil & Gas Corporation	19,315	362,736	1.1%
Diamondback Energy, Inc.	5,495	403,827	1.2%
		766,563	2.3%
Professional Services
Acacia Research Corp. (1)	48,051	319,539	0.9%
CACI International, Inc. (1)	2,834	699,035	2.1%
Science Applications International Corp.	5,824	486,828	1.4%
		1,505,402	4.4%
Road & Rail
Knight-Swift Transportation Holdings, Inc.	14,428	693,843	2.0%
Semiconductors & Semiconductor Equipment
Silicon Motion Technology Corp. - ADR (2)	13,634	809,723	2.4%
Software
Cerence, Inc. (1)	7,810	699,620	2.0%
j2 Global, Inc. (1)	11,252	1,348,665	4.0%
		2,048,285	6.0%
Specialty Retail
Arko Corp. (1)	93,322	927,621	2.7%
Haverty Furniture Companies, Inc.	13,370	497,230	1.5%
OneWater Marine, Inc. (1)	14,127	564,515	1.7%
Williams-Sonoma, Inc.	2,647	474,342	1.4%
		2,463,708	7.3%
Technology Hardware, Storage & Peripherals
Immersion Corp. (1)	111,722	1,070,297	3.2%
Thrifts & Mortgage Finance
Axos Financial, Inc. (1)	20,650	970,757	2.9%
Essent Group Ltd.	13,502	641,210	1.9%
Merchants Bancorp	31,572	1,324,130	3.9%
Meta Financial Group, Inc.	16,282	737,737	2.2%
		3,673,834	10.9%
Wireless Telecommunication Services
Boingo Wireless, Inc. (1)	47,257	664,906	2.0%
Total Common Stocks		33,065,876	97.5%
(Cost $24,297,064)

Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.04% (3)	815,537	815,537	2.4%
Total Short-Term Investment		815,537	2.4%
(Cost $815,537)
Total Investments		33,881,413	99.9%
(Cost $25,112,601)
Other Assets in Excess of Liabilities		17,029	0.1%
TOTAL NET ASSETS		$33,898,442	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
ADR	- American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird SmallCap Value Fund
Summary of Fair Value Exposure at March 31, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$33,065,876	$–	$–	$33,065,876
Total Equity	33,065,876	–	–	33,065,876
Short-Term Investment
Money Market Mutual Fund	815,537	–	–	815,537
Total Short-Term Investment	815,537	–	–	815,537
Total Investments*	$33,881,413	$–	$–	$33,881,413

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.